UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one):     [ ]is a restatement.
                                          [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Marvin & Palmer Associates, Inc.
Address:      1201 N. Market Street
              Suite 2300
              Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Karen T. Buckley
Title:        Chief Financial Officer - Principal
              Phone: (302) 573-3570

Signature, Place, and Date of Signing:

/s/  Karen T. Buckley         Wilmington, Delaware              August 13, 2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

        Form 13F File Number      Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         133

Form 13F Information Table Value Total:         $3,379,943
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No. Form 13F File Number Name

-------------------------------- ----------------------------------------------------------------------------------------------

              Column 1            Column 2  Column 3  Column 4     Column 5    Column 6    Column 7                 Column 8
-------------------------------- ----------------------------------------------------------------------------------------------
                                                                   SHRS OR
                                                                   SH/PUT/
           NAME OF ISSUER         TITLE OF             VALUE       PRN AMT    INVESTMENT    OTHER
                                   CLASS     CUSIP    (x$1000)     PRN CALL   DISCRETION   MANAGERS        VOTING AUTHORITY
------------------------------ ----------------- ----------- ---------- ------------- ---------- -----------------------------
                                                                                                    SOLE     SHARED   NONE
------------------------------ ----------------- ----------- ---------- ------------- ---------- ---------- -------- ---------
Akamai Technologies              Com   00971T101    $29,203    600,400        Sole               600,400
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Akamai Technologies              Com   00971T101    $12,183    250,475        Sole                                    250,475
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
America Movil SA ADR             ADR   02364W105    $31,052    501,400        Sole               501,400
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
America Movil SA ADR             ADR   02364W105    $25,150    406,100        Sole                                    406,100
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Apple Computer, Inc.             Com   037833100    $53,598    439,180        Sole               439,180
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Apple Computer, Inc.             Com   037833100    $21,956    179,910        Sole                                    179,910
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Banco Itau Hldg. Financeira
SA ADR                           ADR   059602201     $6,568    147,800        Sole               147,800
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Banco Itau Hldg. Financeira
SA ADR                           ADR   059602201     $3,431     77,200        Sole                                     77,200
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Boeing Company                   Com   097023105    $17,838    185,500        Sole               185,500
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Boeing Company                   Com   097023105     $7,068     73,500        Sole                                     73,500
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Cameco Corp.                     Com   13321L108    $39,080    770,200        Sole               770,200
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Cameco Corp.                     Com   13321L108    $78,698  1,551,000        Sole                                  1,551,000
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Cameron International, Corp.     Com   13342B105    $21,219    296,900        Sole               296,900
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Cameron International, Corp.     Com   13342B105    $10,906    152,600        Sole                                    152,600
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Celgene Corporation              Com   151020104    $20,194    352,250        Sole               352,250
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Celgene Corporation              Com   151020104     $8,301    144,800        Sole                                    144,800
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Central European Media Enter.
ADR                              Com   G20045202    $10,119    103,700        Sole               103,700
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Central European Media Enter.
ADR                              Com   G20045202     $4,694     48,100        Sole                                     48,100
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Cia Vale Do Rio Doce-Sp ADR      ADR   204412209       $659     14,800        Sole                14,800
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Cisco Systems                    Com   17275R102    $83,399  2,994,590        Sole             2,994,590
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Cisco Systems                    Com   17275R102    $32,805  1,177,900        Sole                                  1,177,900
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Coach, Inc.                      Com   189754104    $60,259  1,271,550        Sole             1,271,550
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Coach, Inc.                      Com   189754104    $23,960    505,600        Sole                                    505,600
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Corning, Inc.                    Com   219350105    $31,874  1,247,500        Sole             1,247,500
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Corning, Inc.                    Com   219350105    $12,228    478,600        Sole                                    478,600
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Deere & Co.                      Com   244199105    $93,477    774,200        Sole               774,200
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Deere & Co.                      Com   244199105    $38,057    315,200        Sole                                    315,200
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
EMC Corp.                        Com   268648102    $54,302  3,000,100        Sole             3,000,100
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------

------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
EMC Corp.                        Com   268648102    $22,433  1,239,400        Sole                                  1,239,400
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Exelon Corporation               Com   30161N101    $28,960    398,900        Sole               398,900
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Exelon Corporation               Com   30161N101    $11,747    161,800        Sole                                    161,800
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Fluor Corp.                      Com   343412102    $65,252    585,900        Sole               585,900
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Fluor Corp.                      Com   343412102    $26,851    241,093        Sole                                    241,093
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Focus Media Holding - ADR        ADR   34415V109    $11,374    225,300        Sole               225,300
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Focus Media Holding - ADR        ADR   34415V109     $5,594    110,800        Sole                                    110,800
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Foster Wheeler Ltd               Com   G36535139    $54,003    504,750        Sole               504,750
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Foster Wheeler Ltd               Com   G36535139    $24,212    226,300        Sole                                    226,300
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Freeport-McMoRan Copper &
Gold                             Com   35671D857    $61,982    748,400        Sole               748,400
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Freeport-McMoRan Copper &
Gold                             Com   35671D857    $25,277    305,200        Sole                                    305,200
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
General Dynamics                 Com   369550108    $31,652    404,650        Sole               404,650
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
General Dynamics                 Com   369550108    $12,177    155,680        Sole                                    155,680
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Gilead Sciences, Inc.            Com   375558103    $52,298  1,347,890        Sole             1,347,890
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Gilead Sciences, Inc.            Com   375558103    $20,600    530,940        Sole                                    530,940
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Goldman Sachs Group, Inc.        Com   38141G104    $92,112    424,970        Sole               424,970
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Goldman Sachs Group, Inc.        Com   38141G104    $37,238    171,800        Sole                                    171,800
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Google, Inc.                     Com   38259P508    $74,553    142,631        Sole               142,631
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Google, Inc.                     Com   38259P508    $29,506     56,450        Sole                                     56,450
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Grupo Aero. del Pac. SA de
CV ADR                           ADR   400506101     $9,879    200,300        Sole               200,300
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Grupo Aero. del Pac. SA de
CV ADR                           ADR   400506101     $4,823     97,800        Sole                                     97,800
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
International Business
Machines                         Com   459200101    $29,612    281,350        Sole               281,350
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
International Business
Machines                         Com   459200101    $12,146    115,400        Sole                                    115,400
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Johnson Controls, Inc.           Com   478366107    $28,173    243,350        Sole               243,350
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Johnson Controls, Inc.           Com   478366107    $11,496     99,300        Sole                                     99,300
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Juniper Networks, Inc.           Com   48203R104    $29,925  1,188,900        Sole             1,188,900
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Juniper Networks, Inc.           Com   48203R104    $12,275    487,700        Sole                                    487,700
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Kohl's Corporation               Com   500255104    $31,424    442,400        Sole               442,400
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Kohl's Corporation               Com   500255104    $12,301    173,180        Sole                                    173,180
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Kookmin Bank ADR                 ADR   50049M109       $263      3,000        Sole                 3,000
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Kroger Company                   Com   501044101    $29,016  1,031,500        Sole             1,031,500
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Kroger Company                   Com   501044101    $11,384    404,700        Sole                                    404,700
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
LAN Chile SA-Spon ADR            ADR   501723100    $20,162    239,600        Sole               239,600
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------

------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
LAN Chile SA-Spon ADR            ADR   501723100    $10,174    120,900        Sole                                    120,900
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Las Vegas Sands Corp.            Com   517834107    $17,069    223,450        Sole               223,450
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Las Vegas Sands Corp.            Com   517834107     $7,185     94,060        Sole                                     94,060
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
MasterCard, Inc.                 Com   57636Q104    $31,971    192,750        Sole               192,750
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
MasterCard, Inc.                 Com   57636Q104    $13,170     79,400        Sole                                     79,400
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
McDermott Intl, Inc.             Com   580037109    $19,010    228,700        Sole               228,700
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
McDermott Intl, Inc.             Com   580037109     $8,894    107,000        Sole                                    107,000
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Medco Health Solutions, Inc.     Com   58405U102    $61,090    783,300        Sole               783,300
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Medco Health Solutions, Inc.     Com   58405U102    $24,723    317,000        Sole                                    317,000
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
MEMC Electronic Materials,
Inc.                             Com   552715104    $28,115    460,000        Sole               460,000
------------------------------ ----------------- ----------- --------- ----------- ---------- ---------- --------------------
MEMC Electronic Materials,
Inc.                             Com   552715104    $11,552    189,000        Sole                                    189,000
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Mobile Telesystems ADR           ADR   607409109    $22,562    372,500        Sole               372,500
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Mobile Telesystems ADR           ADR   607409109    $18,583    306,800        Sole                                    306,800
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Monsanto Company                 Com   61166W101   $106,065  1,570,410        Sole             1,570,410
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Monsanto Company                 Com   61166W101    $43,592    645,430        Sole                                    645,430
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Morgan Stanley                   Com   617446448    $54,333    647,750        Sole               647,750
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Morgan Stanley                   Com   617446448    $20,819    248,200        Sole                                    248,200
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Mosaic Co.                       Com   61945A107    $60,001  1,537,700        Sole             1,537,700
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Mosaic Co.                       Com   61945A107    $24,684    632,600        Sole                                    632,600
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
National Oilwell Varco, Inc.     Com   637071101    $74,354    713,300        Sole               713,300
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
National Oilwell Varco, Inc.     Com   637071101    $29,489    282,900        Sole                                    282,900
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Net Servicos De Communicacao     ADR   64109T201       $655     39,600        Sole                39,600
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Nike, Inc. Class B               Com   654106103    $52,630    902,900        Sole               902,900
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Nike, Inc. Class B               Com   654106103    $21,748    373,100        Sole                                    373,100
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Nordstrom, Inc.                  Com   655664100       $235      4,600        Sole                 4,600
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Nvidia Corp.                     Com   67066G104    $31,453    761,400        Sole               761,400
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Nvidia Corp.                     Com   67066G104    $12,959    313,700        Sole                                    313,700
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Parker Hannifin Corporation      Com   701094104    $40,711    415,800        Sole               415,800
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Parker Hannifin Corporation      Com   701094104    $15,225    155,500        Sole                                    155,500
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Petroleo Brasileiro ADR          ADR   71654V408     $8,525     70,300        Sole                70,300
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Petroleo Brasileiro ADR          ADR   71654V408     $4,050     33,400        Sole                                     33,400
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Polo Ralph Lauren Corporation    Com   731572103    $33,034    336,700        Sole               336,700
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Polo Ralph Lauren Corporation    Com   731572103    $12,901    131,500        Sole                                    131,500
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
POSCO-ADR                        ADR   693483109     $1,440     12,000        Sole                12,000
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------

------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Precision Castparts Corp.        Com   740189105    $70,401    580,100        Sole               580,100
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Precision Castparts Corp.        Com   740189105    $28,726    236,700        Sole                                    236,700
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Quimica Y Minera Chil - SP
ADR ADR                          ADR   833635105     $9,325     54,200        Sole                54,200
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Quimica Y Minera Chil - SP
ADR ADR                          ADR   833635105     $4,456     25,900        Sole                                     25,900
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Research in Motion ADR           Com   760975102    $20,619    103,100        Sole               103,100
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Research in Motion ADR           Com   760975102    $38,258    191,300        Sole                                    191,300
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Rockwell Collins, Inc.           Com   774341101    $25,731    364,250        Sole               364,250
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Rockwell Collins, Inc.           Com   774341101    $10,518    148,900        Sole                                    148,900
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Satyam Computers Services ADR    ADR   804098101     $3,253    131,400        Sole               131,400
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Satyam Computers Services ADR    ADR   804098101     $3,976    160,600        Sole                                    160,600
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Schering Plough Corp.            Com   806605101    $66,924  2,198,560        Sole             2,198,560
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Schering Plough Corp.            Com   806605101    $25,987    853,700        Sole                                    853,700
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Schlumberger Ltd.                Com   806857108    $43,651    513,900        Sole               513,900
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Schlumberger Ltd.                Com   806857108    $10,779    126,900        Sole                                    126,900
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Shinhan Financial Group Ltd.
ADR                              ADR   824596100        $49        400        Sole                   400
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Smith International Inc.         Com   832110100    $17,088    291,400        Sole               291,400
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Smith International Inc.         Com   832110100    $19,463    331,900        Sole                                    331,900
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Southern Copper Corporation      Com   84265V105     $9,332     99,000        Sole                99,000
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Southern Copper Corporation      Com   84265V105     $4,732     50,200        Sole                                     50,200
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Stryker Corporation              Com   863667101    $28,712    455,100        Sole               455,100
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Stryker Corporation              Com   863667101    $11,702    185,480        Sole                                    185,480
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Tam SA-Sponsored ADR             ADR   87484D103    $19,704    595,300        Sole               595,300
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Tam SA-Sponsored ADR             ADR   87484D103    $10,102    305,200        Sole                                    305,200
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Telecom Argentina ADR            ADR   879273209    $10,387    416,800        Sole               416,800
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Telecom Argentina ADR            ADR   879273209     $5,086    204,100        Sole                                    204,100
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Tesoro Corporation               Com   881609101       $251      4,400        Sole                 4,400
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Teva Pharmaceutical Ind. ADR     ADR   881624209     $7,681    186,200        Sole               186,200
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Teva Pharmaceutical Ind. ADR     ADR   881624209     $4,059     98,400        Sole                                     98,400
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Transocean, Inc.                 Com   G90078109    $33,034    311,700        Sole               311,700
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Transocean, Inc.                 Com   G90078109    $14,848    140,100        Sole                                    140,100
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Vimpel Communications ADR        ADR   68370R109     $6,711     63,700        Sole                63,700
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Vimpel Communications ADR        ADR   68370R109     $3,171     30,100        Sole                                     30,100
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Vulcan Materials Company         Com   929160109    $25,548    223,050        Sole               223,050
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Vulcan Materials Company         Com   929160109    $10,515     91,800        Sole                                     91,800
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------

------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Weatherford International Ltd.   Com   G95089101    $31,614    572,300        Sole               572,300
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
Weatherford International Ltd.   Com   G95089101     $5,314     96,200        Sole                                     96,200
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
XTO Energy, Inc.                 Com   98385X106    $36,361    605,000        Sole               605,000
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------
XTO Energy, Inc.                 Com   98385X106    $15,896    264,500        Sole                                    264,500
------------------------------ ----------------- ----------- ---------- ----------- ---------- ---------- -------- -----------